UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21589

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Commodity Return Strategy Fund One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2011 to April 30, 2012

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2012
(unaudited)

■  CREDIT SUISSE
COMMODITY RETURN STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2012; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2012 (unaudited)

May 30, 2012

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Commodity Return Strategy Fund for the six-month period ended April 30, 2012.

Dear Shareholder:

Performance Summary
11/1/11 – 04/30/12

Fund & Benchmark	Performance
Class I1	-5.72%
Class A1,2	-5.89%
Class C1,2	-6.25%
Dow Jones-UBS Commodity Index Total Return[3]	-5.45%
Standard & Poor's 500 Index[4]	12.77%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 3.00% and 1.00%, respectively.2

Market Review: A Tough Period for Commodities

The six-month period ended April 30, 2012 was a difficult one for commodities. The Dow Jones-UBS Commodity Index Total Return (the "DJ-UBS Index") was down 5.45% for the period, underperforming both equities and bonds. In contrast, the S&P 500 Index gained 12.77%, the Dow Jones Industrial Average increased 12.04%, and the Barclays Capital U.S. Aggregate Bond Index rose 2.44%.

The general weakness seen within the commodities markets during the latter half of 2011 continued through the beginning of 2012, with four out of five sectors trading lower. Despite the global economy showing some improvement, ongoing uncertainty surrounding the European debt crisis, supply increases in key commodities, and geopolitical turmoil in the Middle East continued to impact commodity markets.

As expected, the Federal Open Market Committee decided to keep policy unchanged in April, though it reaffirmed its interest rate guidance. Despite the fact that inflation expectations remain well anchored, there is still an elevated likelihood of inflation overshooting expectations. Monthly IMF data demonstrated that central banks were active buyers of gold in March as they sought diversification away from U.S. Dollar denominated reserves.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2012 (unaudited)

Strategy Review and Outlook: Diversification and Potential Upside

The DJ-UBS Index, the Fund's benchmark, is a broadly diversified futures index composed of futures contracts on 20 physical commodities. The DJ-UBS Index is weighted among commodity sectors using dollar-adjusted liquidity and production data and is rebalanced as of the beginning of each calendar year. The Fund seeks total return and is designed to achieve positive total return relative to the performance of the DJ-UBS Index. To do so, the Fund invests in commodity linked derivative instruments and fixed-income securities. The Fund gains exposure to commodity markets by investing through its wholly-owned subsidiary (the "Subsidiary"), in structured notes linked to the DJUBS Index, other commodity indexes, or the value of a particular commodity or commodity futures contract or subset of commodities or commodity futures contracts. The Subsidiary primarily invests in commodity-linked swap agreements and other commodity-linked derivative investments, including futures contracts on individual commodities and options on them. For the six-month period ended April 30, 2012, the Fund underperformed the benchmark.

For the period, agriculture was the strongest performing sector, returning 0.36%. Soybeans were the best performer in the Index, up 21.53% for the period. They were buoyed by the strength of U.S. export demand, downward revisions to South American production, and the USDA's report of decreased planned acreage. Soybean oil also benefited from these factors and increased 4.73%. However, the gains of these two components were offset by losses from coffee, sugar and cotton. Coffee, down 23.61%, dropped to its lowest levels since the fall of 2010 due to expectations of a record Brazilian crop at the start of the new harvest season despite reduced output from Colombia. Sugar fell 12.56% due to increased European and Thai production, the beginning of the Brazilian harvest, and the removal of Indian export restrictions. Cotton also declined 11.59% as a result of reduced demand from China and increased production expectations out of China and Pakistan.

Industrial metals was the second best performing sector for the period, down a mere 1.48%. Copper increased 4.43%, supported by South Korea's announcement in April that its central bank will buy $300 million of Chinese copper stocks over the next three months. Additionally, inventories in London Metal Exchange-registered warehouses fell to their lowest levels since November 2008. Zinc helped the sector as well, gaining 2.07% as a result of expectations of a declining surplus, growing optimism across financial markets, and wage negotiations at large mines earlier in the period. Aluminum and nickel decreased for the period, dropping 7.06% and 9.16%, respectively. Concerns that Chinese demand might soften in the near term were magnified by a growing

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2012 (unaudited)

Chinese inventory — resulting in aluminum's drop. Decreases in stainless steel exports contributed to nickel's fall.

Precious metals posted a loss of 5.36% following Federal Reserve Chairman Ben Bernanke's semiannual economic report to Congress on February 29th, in which he did not signal further monetary easing. Gold decreased 3.97% as Indian physical demand lessened due to a depreciating rupee and government imposition of an excise tax. Silver's loss of 10.21% can be attributed to declining industrial demand and continued growth in mine supplies.

Livestock, down 9.52%, was the second worst performing sector over the six-month period. Lean hogs, hurt by higher production, high inventory levels, and demand concerns from weak wholesale pork margins, were down 14.43%. Live cattle suffered a loss of 6.54% after the market reacted negatively to the news of a case of Bovine Spongiform Encephalopathy (BSE), commonly known as mad-cow disease, in California. It was confirmed that the animal did not enter the food chain and, according to USDA reports, the issue seems contained.

Energy was the weakest sector, losing 11.90% for the period, despite the fact that four of its five constituents posted positive returns. Gasoline rose 17.46%, led by continued strong U.S. and global demand that contributed to growing margins for domestic refiners. Brent crude increased by 12.20%, supported by growing demand from Asia and Europe and escalating geopolitical tensions in the Middle East. WTI crude followed, up by 10.51%, also due to improved economic sentiment and the EU embargo on oil imports from Iran. However, the petroleum products' gains were offset by losses in natural gas. This commodity lost 53.65% as demand waned following the record warm winter across the United States and amid growing concerns that greater-than-expected inventory will exceed storage capacity.

In the fixed income portion of the portfolio, holdings maintained a bias toward high quality, short term assets, especially bonds issued by U.S. Government-Sponsored Enterprises (GSE's) and U.S. Treasury-issued debt. In the current credit environment, we remain confident in the fund's high quality fixed income positions, which have performed well over the last year.

Recently, concerns surrounding China have begun to lift and have been replaced with renewed anxieties over the outlook for Europe, as well as apprehensions that the U.S. recovery is losing steam. However, prospects for global growth this year may be significantly more positive than at this time last year as leading economic indicators suggest we may be in store for more balanced growth between developed and emerging markets. During the period, the U.S. Purchasing Managers Index (PMI) rose to its highest level since June 2011

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2012 (unaudited)

and featured a strong rise in the new orders component. This development helped to keep the global manufacturing PMI in positive territory, with U.S. strength offsetting European weakness. China's PMI data improved slightly, pointing to continued growth, albeit at a slower pace. The University of Michigan Survey of Consumer Confidence Sentiment figure also rose, hovering near its highest levels since early 2008. Global GDP growth momentum may be stronger in the second half of the year than the first. It is also notable that, while acknowledging the risks, the IMF now expects above average growth for the second half of 2012.

In our opinion, stronger than expected global growth would be especially supportive of economically sensitive commodities, like petroleum and base metals. Near term supply constraints have underpinned recent strength in agriculture, especially for soybeans. Low levels of production and existing inventories, coupled with strong demand, may continue to be supportive during the rotation from this year's crop cycle to the next. This could put pressure on prices to reconcile supply and demand until new crop supplies can be introduced to the market.

Commodities have historically tended to outperform during periods of higher than expected inflation. We continue to believe investors will benefit from the inflation protection and diversification potential of holding a diversified commodities exposure within a portfolio of traditional assets.

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton

This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. Exposure to commodity markets should only form a small part of a diversified portfolio. Investment in commodity markets may not be suitable for all investors. The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, lack of a secondary market, increased volatility, correlation risk, liquidity risk, interest rate risk, market risk, credit risk, and tax risk. Gains and losses from speculative

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2012 (unaudited)

positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2012; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2012 (unaudited)

Average Annual Returns as of March 31, 20121

	1 Year	5 Years	Since Inception	Inception Date
Class I	(16.10)%	(2.48)%	1.68%	12/30/04
Class A Without Sales Charge	(16.40)%	(2.74)%	1.42%	12/30/04
Class A With Maximum Sales Charge	(18.88)%	(3.33)%	0.99%	12/30/04
Class C Without CDSC	(17.00)%	(3.46)%	0.68%	12/30/04
Class C With CDSC	(17.83)%	(3.46)%	0.68%	12/30/04

Average Annual Returns as of April 30, 20121

	1 Year	5 Years	Since Inception	Inception Date
Class I	(19.60)%	(2.91)%	1.53%	12/30/04
Class A Without Sales Charge	(19.84)%	(3.15)%	1.26%	12/30/04
Class A With Maximum Sales Charge	(22.22)%	(3.73)%	0.84%	12/30/04
Class C Without CDSC	(20.40)%	(3.86)%	0.54%	12/30/04
Class C With CDSC	(21.19)%	(3.86)%	0.54%	12/30/04

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 0.79% for Class I shares, 1.04% for Class A shares and 1.79% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.79% for Class I shares, 1.04% for Class A shares and 1.79% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 3.00%), was (8.75)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was (7.19)%.

3  The Dow Jones-UBS Commodity Index Total Return is composed of futures contracts on 20 physical commodities. An index does not have transaction costs; investors may not invest directly in an index.

4  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. An index does not have transaction costs; investors may not invest directly in an index.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2012 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2012.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2012 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2012

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$942.80	$941.10	$937.50
Expenses Paid per $1,000*	$3.82	$5.02	$8.62
Hypothetical 5% Fund Return
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,020.93	$1,019.69	$1,015.96
Expenses Paid per $1,000*	$3.97	$5.22	$8.97
	Class I	Class A	Class C
Annualized Expense Ratios*	0.79%	1.04%	1.79%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Sector Breakdown*

United States Agency Obligations	66.50%
Wholly-Owned Subsidiary	19.18%
United States Treasury Obligations	10.92%
Commodity Indexed Structured Notes	3.35%
Short-Term Investments	0.05%
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Commodity Return Strategy Fund
Schedule of Investments
April 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMODITY INDEXED STRUCTURED NOTES (3.4%)
$27,400	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(AA-, Aa3)	03/15/13	0.513	$25,342,260
67,300	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(AA-, Aa3)	03/27/13	0.493	57,736,670
30,200	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa3)	12/17/12	0.090	28,828,920
32,400	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa3)	01/11/13	0.090	32,918,400
50,000	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	11/21/12	0.000	47,541,001
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $207,300,000)					192,367,251
UNITED STATES AGENCY OBLIGATIONS (67.5%)
90,000	Federal Farm Credit Bank#	(AA+, Aaa)	12/10/12	0.271	90,079,650
112,000	Federal Farm Credit Bank#	(AA+, Aaa)	07/29/13	0.189	112,048,944
150,000	Federal Farm Credit Bank#	(AA+, Aaa)	08/22/13	0.260	150,199,800
50,000	Federal Farm Credit Bank#	(AA+, Aaa)	11/18/13	0.230	50,014,400
30,035	Federal Farm Credit Bank#	(AA+, Aaa)	04/21/14	0.251	30,051,519
150,000	Federal Farm Credit Bank#	(AA+, Aaa)	05/02/14	0.241	150,089,400
138,765	Federal Farm Credit Bank#	(AA+, Aaa)	05/19/14	0.390	139,055,990
100,000	Federal Farm Credit Bank#	(AA+, Aaa)	05/29/14	0.410	100,266,600
125,000	Federal Farm Credit Bank#	(AA+, Aaa)	07/25/14	0.209	124,990,250
55,000	Federal Farm Credit Discount Notes	(AA+, Aaa)	11/20/12	0.126	54,965,900
126,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	05/08/12	0.100	125,997,550
90,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	05/18/12	0.110	89,995,325
68,000	Federal Home Loan Banks	(AA+, Aaa)	08/22/12	1.750	68,340,476
147,250	Federal Home Loan Banks#	(AA+, Aaa)	09/04/12	0.201	147,330,399
84,000	Federal Home Loan Banks	(AA+, Aaa)	11/07/12	0.125	83,974,716
126,000	Federal Home Loan Banks#	(AA+, Aaa)	03/15/13	0.360	126,215,586
143,000	Federal Home Loan Banks	(AA+, Aaa)	04/12/13	0.240	143,014,872
50,000	Federal Home Loan Banks	(AA+, Aaa)	04/18/13	0.230	49,999,550
110,000	Federal Home Loan Banks	(AA+, Aaa)	04/30/13	0.200	109,961,720
100,000	Federal Home Loan Banks	(AA+, Aaa)	05/03/13	0.220	99,984,500
87,000	Federal Home Loan Banks	(AA+, Aaa)	05/17/13	0.320	87,073,776
143,860	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/28/12	0.750	144,375,882
133,000	Federal Home Loan Mortgage Corp.#	(AA+, Aaa)	03/21/13	0.200	133,112,784
97,000	Federal National Mortgage Association#	(AA+, Aaa)	08/23/12	0.260	97,044,911
81,261	Federal National Mortgage Association#	(AA+, Aaa)	09/17/12	0.270	81,308,456
80,000	Federal National Mortgage Association#	(AA+, Aaa)	11/23/12	0.260	80,061,680
125,000	Federal National Mortgage Association#	(AA+, Aaa)	12/03/12	0.330	125,134,375
105,000	Federal National Mortgage Association#	(AA+, Aaa)	12/28/12	0.269	105,099,960
100,000	Federal National Mortgage Association§	(AA+, Aaa)	12/28/12	0.375	100,158,200
76,050	Federal National Mortgage Association	(AA+, Aaa)	08/23/13	0.550	76,103,920
130,000	Federal National Mortgage Association#	(AA+, Aaa)	11/08/13	0.211	130,074,880
100,000	Freddie Mac Discount Notes	(AA+, Aaa)	05/17/12	0.100	99,995,549
150,000	Freddie Mac Discount Notes	(AA+, Aaa)	05/29/12	0.108	149,987,380

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Schedule of Investments (continued)
April 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS
$175,000	Freddie Mac Discount Notes	(AA+, Aaa)	06/01/12	0.143	$174,978,475
100,000	Freddie Mac Discount Notes	(AA+, Aaa)	06/12/12	0.100	99,988,333
86,000	Freddie Mac Discount Notes	(AA+, Aaa)	06/20/12	0.120	85,985,666
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $3,814,814,435)					3,817,061,374
UNITED STATES TREASURY OBLIGATIONS (11.1%)
150,000	United States Treasury Notes	(AA+, Aaa)	07/15/12	1.500	150,451,200
100,000	United States Treasury Notes§	(AA+, Aaa)	08/31/12	0.375	100,097,700
175,000	United States Treasury Notes	(AA+, Aaa)	10/31/12	0.375	175,211,925
75,000	United States Treasury Notes	(AA+, Aaa)	12/15/12	1.125	75,451,200
125,000	United States Treasury Notes§	(AA+, Aaa)	04/30/13	0.625	125,537,125
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $626,694,216)					626,749,150
SHORT-TERM INVESTMENTS (4.2%)
3,074	State Street Bank and Trust Co. Euro Time Deposit		05/01/12	0.010	3,074,000
Number of Shares
234,862,993	State Street Navigator Prime Portfolio, 0.29%§§				234,862,993
TOTAL SHORT-TERM INVESTMENTS (Cost $237,936,993)					237,936,993
WHOLLY-OWNED SUBSIDIARY (19.5%)
466,366,540	Credit Suisse Cayman Commodity Fund I, Ltd.^ (Cost $1,105,393,467)				1,100,664,025
TOTAL INVESTMENTS AT VALUE (105.7%) (Cost $5,992,139,111)					5,974,778,793
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.7%)					(323,039,406)
NET ASSETS (100.0%)					$5,651,739,387

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate is the rate as of April 30, 2012.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2012.

^  Affiliated issuer. See Note 3.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Statement of Assets and Liabilities
April 30, 2012 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $234,862,993 (Cost $4,886,745,644) (Note 2)	$4,874,114,768[1]
Investment in wholly-owned subsidiary at value (Cost $1,105,393,467) (Note 2)	1,100,664,025
Cash	390,769
Receivable for fund shares sold	23,739,589
Interest receivable	2,606,273
Prepaid expenses and other assets	462,312
Total Assets	6,001,977,736
Liabilities
Advisory fee payable (Note 3)	2,301,545
Administrative services fee payable (Note 3)	581,028
Shareholder servicing/Distribution fee payable (Note 3)	246,134
Payable upon return of securities loaned (Note 2)	234,862,993
Payable for investments purchased	99,981,900
Payable for fund shares redeemed	9,386,018
Trustees' fee payable	12,213
Other accrued expenses payable	2,866,518
Total Liabilities	350,238,349
Net Assets
Capital stock, $.001 par value (Note 6)	692,548
Paid-in capital (Note 6)	5,770,943,277
Accumulated net investment loss	(18,470,984)
Accumulated net realized loss on investments	(84,065,136)
Net unrealized depreciation from investments	(17,360,318)
Net Assets	$5,651,739,387
I Shares
Net assets	$4,562,759,574
Shares outstanding	558,001,161
Net asset value, offering price and redemption price per share	$8.18
A Shares
Net assets	$1,049,704,098
Shares outstanding	129,574,119
Net asset value and redemption price per share	$8.10
Maximum offering price per share (net asset value/(1-3.00%))	$8.35
C Shares
Net assets	$39,275,715
Shares outstanding	4,973,142
Net asset value and offering price per share	$7.90

1  Including $229,603,937 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Statement of Operations
For the Six Months Ended April 30, 2012 (unaudited)

Investment Income (Note 2)
Interest	$5,432,462
Securities lending	74,135
Total investment income	5,506,597
Expenses
Investment advisory fees (Note 3)	14,146,126
Administrative services fees (Note 3)	2,901,796
Shareholder servicing/Distribution fees (Note 3)
Class A	1,295,265
Class C	213,485
Transfer agent fees (Note 3)	4,425,508
Printing fees (Note 3)	337,868
Registration fees	281,626
Custodian fees	115,491
Insurance expense	102,420
Legal fees	50,170
Trustees' fees	45,828
Audit and tax fees	23,740
Commitment fees (Note 4)	11,542
Miscellaneous expense	26,716
Total expenses	23,977,581
Net investment loss	(18,470,984)
Net Realized and Unrealized Gain (Loss) from Investments
Net realized loss from investments	(3,639,556)
Net realized loss from investment in wholly-owned subsidiary	(80,422,939)
Net change in unrealized appreciation (depreciation) from investments	(32,074,058)
Net change in unrealized appreciation (depreciation) from investment in wholly-owned subsidiary[1]	(212,540,878)
Net realized and unrealized loss from investments	(328,677,431)
Net decrease in net assets resulting from operations	$(347,148,415)

1  There was no income recognized from the investment in wholly-owned subsidiary.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2012 (unaudited)	For the Year Ended October 31, 2011
From Operations
Net investment loss	$(18,470,984)	$(33,976,293)
Net realized gain (loss) from investments	(84,062,495)	220,574,793
Net change in unrealized appreciation (depreciation) from investments	(244,614,936)	(238,835,852)
Net decrease in net assets resulting from operations	(347,148,415)	(52,237,352)
From Dividends and Distributions
Dividends from net investment income
Class I shares	—	(240,462,846)
Class A shares	—	(55,838,829)
Class C shares	—	(2,580,771)
Distributions from net realized gains
Class I shares	(6,882,755)	—
Class A shares	(1,499,022)	—
Class C shares	(66,401)	—
Net decrease in net assets resulting from dividends and distributions	(8,448,178)	(298,882,446)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,964,849,975	4,176,094,956
Reinvestment of dividends and distributions	6,171,593	238,860,637
Net asset value of shares redeemed	(1,898,419,564)[1]	(1,966,297,618)[2]
Net increase in net assets from capital share transactions	72,602,004	2,448,657,975
Net increase (decrease) in net assets	(282,994,589)	2,097,538,177
Net Assets
Beginning of period	5,934,733,976	3,837,195,799
End of period	$5,651,739,387	$5,934,733,976
Accumulated net investment loss	$(18,470,984)	$0

1  Net of $359,549 of redemption fees retained by the Fund.

2  Net of $222,526 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2012	For the Year Ended October 31,
	(unaudited)	2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$8.69	$9.12	$8.64	$8.61	$12.16	$10.98
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.02)	(0.05)	(0.04)	(0.01)	0.25	0.50
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	(0.48)	0.29	1.06	0.09	(3.44)	1.11
Total from investment operations	(0.50)	0.24	1.02	0.08	(3.19)	1.61
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.67)	(0.54)	(0.05)	(0.30)	(0.43)
Distributions from net realized gains	(0.01)	—	—	—	(0.06)	—
Total dividends and distributions	(0.01)	(0.67)	(0.54)	(0.05)	(0.36)	(0.43)
Net asset value, end of period	$8.18	$8.69	$9.12	$8.64	$8.61	$12.16
Total return[3]	(5.72)%	2.47%	12.14%	1.02%	(27.08)%	15.07%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$4,562,760	$4,779,638	$3,099,449	$1,911,091	$515,476	$537,211
Ratio of expenses to average net assets	0.79%[4]	0.79%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	(0.60)%[4]	(0.59)%	(0.47)%	(0.15)%	1.92%	4.37%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.00%[4]	0.03%	0.13%	0.15%	0.07%	0.11%
Portfolio turnover rate	44%	165%	104%	43%	109%	32%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2012	For the Year Ended October 31,
	(unaudited)	2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$8.62	$9.07	$8.62	$8.61	$12.15	$10.97
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.03)	(0.08)	(0.06)	(0.02)	0.23	0.46
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	(0.48)	0.30	1.05	0.07	(3.44)	1.13
Total from investment operations	(0.51)	0.22	0.99	0.05	(3.21)	1.59
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.67)	(0.54)	(0.04)	(0.27)	(0.41)
Distributions from net realized gains	(0.01)	—	—	—	(0.06)	—
Total dividends and distributions	(0.01)	(0.67)	(0.54)	(0.04)	(0.33)	(0.41)
Net asset value, end of period	$8.10	$8.62	$9.07	$8.62	$8.61	$12.15
Total return[3]	(5.89)%	2.24%	11.80%	0.68%	(27.20)%	14.80%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,049,704	$1,108,846	$705,895	$350,204	$171,619	$263,657
Ratio of expenses to average net assets	1.04%[4]	1.04%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	(0.85)%[4]	(0.84)%	(0.72)%	(0.29)%	1.76%	4.13%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.00%[4]	0.03%	0.13%	0.15%	0.08%	0.11%
Portfolio turnover rate	44%	165%	104%	43%	109%	32%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2012	For the Year Ended October 31,
	(unaudited)	2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of period	$8.44	$8.96	$8.57	$8.61	$12.15	$10.97
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.06)	(0.14)	(0.12)	(0.08)	0.12	0.38
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	(0.47)	0.29	1.05	0.07	(3.43)	1.12
Total from investment operations	(0.53)	0.15	0.93	(0.01)	(3.31)	1.50
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.67)	(0.54)	(0.03)	(0.17)	(0.32)
Distributions from net realized gains	(0.01)	—	—	—	(0.06)	—
Total dividends and distributions	(0.01)	(0.67)	(0.54)	(0.03)	(0.23)	(0.32)
Net asset value, end of period	$7.90	$8.44	$8.96	$8.57	$8.61	$12.15
Total return[3]	(6.25)%	1.44%	11.14%	(0.07)%	(27.76)%	13.94%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$39,276	$46,250	$31,852	$22,035	$13,113	$16,843
Ratio of expenses to average net assets	1.79%[4]	1.79%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income (loss) to average net assets	(1.60)%[4]	(1.59)%	(1.47)%	(0.97)%	0.97%	3.38%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.00%[4]	0.03%	0.13%	0.15%	0.07%	0.11%
Portfolio turnover rate	44%	165%	104%	43%	109%	32%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements
April 30, 2012 (unaudited)

Note 1. Organization

Credit Suisse Commodity Return Strategy Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Fund was organized as a statutory trust under the laws of the State of Delaware on May 19, 2004.

The Fund is authorized to offer three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of 3.00%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index and are generally categorized as Level 2. The Fund's investment in the Credit Suisse Cayman Commodity Fund I, Ltd., a wholly-owned and controlled Cayman Islands subsidiary, (the "Subsidiary"), is valued at the Subsidiary's net asset value each business day and is generally categorized as

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

Level 2. Securities, structured note agreements and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$192,367,251	$—	$192,367,251
United States Agency Obligations	—	3,817,061,374	—	3,817,061,374
United States Treasury Obligations	—	626,749,150	—	626,749,150
Short-Term Investments	234,862,993	3,074,000	—	237,936,993
Wholly-Owned Subsidiary	—	1,100,664,025	—	1,100,664,025
Other Financial Instruments*	—	—	—	—
	$234,862,993	$5,739,915,800	$—	$5,974,778,793

*Other financial instruments include futures, forwards and swap contracts.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended April 30, 2012, there were no transfers in and out of Level 1, Level 2 and Level 3.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. The Fund has not entered into any derivative or hedging activities during the period covered by this report. However, the Fund does invest indirectly in derivative instruments through the Subsidiary. Derivatives activity within the Subsidiary is discussed in the notes to the Subsidiary's financial statements which should be read in conjunction with this report.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Fund may seek to track the performance of the Dow Jones-UBS Commodity Index Total Return ("DJ-UBS Index") through investing in structured notes designed to track the performance of the DJ-UBS Index. The Fund has received a private letter ruling from the IRS which confirms that the Fund's use of certain types of structured notes designed to track the performance of the DJ-UBS Index produce Qualifying Income. In addition, the Fund may, through its investment in the Subsidiary, seek to track the performance of the DJ-UBS Index by the Subsidiary's investments in commodity-linked swaps and/or futures contracts. The Fund has obtained a private letter ruling from the IRS that its investment in the Subsidiary will produce Qualifying Income. If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG,

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) COMMODITY INDEXED STRUCTURED NOTES — The Fund may invest in structured notes whose value is based on the price movements of the DJ-UBS Index. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as interest income. These notes are subject to prepayment, credit and interest risks. The Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. At April 30, 2012, the value of these securities comprised 3.4% of the Fund's net assets and resulted in unrealized depreciation of ($14,932,749).

I) INVESTMENT IN CAYMAN COMMODITY FUND I, LTD. — The Fund may invest up to 25% of its total assets in the Subsidiary, which invests primarily in commodity futures and swap contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by Credit Suisse.

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund's Schedule of Investments. Unrealized appreciation or depreciation on the Fund's investment in the Subsidiary is recorded in the Fund's Statement of Assets and Liabilities and Fund's Statement of Operations.

For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through June of 2027. No such taxes are levied in the Cayman

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the Subsidiary's net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund's investment company taxable income.

	Beginning Shares	Subscriptions	Redemptions	Ending Shares	Dividend Income	Value of affiliates at 04/30/12
Credit Suisse Cayman Commodity Fund I, Ltd.	301,264,623	265,205,299	(100,103,382)	466,366,540	$—	$1,100,664,025

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2012, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $145,474, of which $58,140 was rebated to borrowers (brokers). The Fund retained $74,135 in income from the cash collateral investment, and SSB, as lending agent, was paid $13,199. Securities lending income is accrued as earned.

K) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk,

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the six months ended April 30, 2012, investment advisory fees earned were $14,146,126. Effective January 1, 2011, Credit Suisse waives fees and reimburses expenses so that the Fund's annual operating expenses will not exceed 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares, and 1.80% of the Fund's average daily net assets for Class C shares. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Through April 30, 2012, Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB served as co-administrators to the Fund. For its co-administrative services, CSAMSI received a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2012, co-administrative services fees earned by CSAMSI were $2,546,303. Effective April 30, 2012, Credit Suisse replaced CSAMSI as a co-administrator to the Fund.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2012, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $355,493.

In addition to serving as the Fund's co-administrator, through April 30, 2012, CSAMSI served as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

received fees for its distribution services. The distributor is paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. Class I shares are not subject to distribution fees. Effective April 30, 2012, Credit Suisse Securities (USA) LLC, an affiliate of Credit Suisse, replaced CSAMSI as the distributor of the Fund's shares.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the six months ended April 30, 2012, the Fund reimbursed Credit Suisse $3,496,195, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2012, CSAMSI and its affiliates advised the Fund that it retained $3,028 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2012, Merrill was paid $337,868 for its services by the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2012 and during the six months ended April 30, 2012, the Fund had no borrowings outstanding under the Credit Facility.

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2012, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$744,700,000	$377,384,580	$2,419,637,534	$1,903,486,335

At April 30, 2012, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $5,992,139,111, $2,878,657, $(20,238,975) and $(17,360,318), respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2012 (unaudited)		For the Year Ended October 31, 2011
	Shares	Value	Shares	Value
Shares sold	204,738,063	$1,705,998,802	361,973,845	$3,361,213,530
Shares issued in reinvestment of dividends and distributions	620,146	4,942,561	21,477,846	190,788,120
Shares redeemed	(197,183,276)	(1,641,143,287)	(173,463,758)	(1,598,587,877)
Net increase	8,174,933	$69,798,076	209,987,933	$1,953,413,773
	Class A
	For the Six Months Ended April 30, 2012 (unaudited)		For the Year Ended October 31, 2011
	Shares	Value	Shares	Value
Shares sold	30,815,204	$255,512,675	84,545,122	$787,942,004
Shares issued in reinvestment of dividends and distributions	151,835	1,199,498	5,312,113	46,920,577
Shares redeemed	(29,966,749)	(249,867,590)	(39,078,782)	(357,545,274)
Net increase	1,000,290	$6,844,583	50,778,453	$477,317,307

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 6. Capital Share Transactions

	Class C
	For the Six Months Ended April 30, 2012 (unaudited)		For the Year Ended October 31, 2011
	Shares	Value	Shares	Value
Shares sold	410,413	$3,338,498	2,921,000	$26,939,422
Shares issued in reinvestment of dividends and distributions	3,826	29,534	132,366	1,151,940
Shares redeemed	(922,004)	(7,408,687)	(1,128,930)	(10,164,467)
Net increase (decrease)	(507,765)	$(4,040,655)	1,924,436	$17,926,895

The Fund imposes a redemption fee of 2% of the value of all classes of shares currently being offered that are redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

On April 30, 2012, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	64%
Class A	3	78%
Class C	3	66%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Trustees (the "Board") of the Credit Suisse Commodity Return Strategy Fund (the "Fund"), including all of the Trustees who are not "interested persons" of the Fund as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 15 and 16, 2011, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 0.50% for the Fund (the "Gross Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the voluntary fee waivers currently in place for the Fund and considered the actual fee rate of 0.45% paid by the Fund after taking waivers into account ("Net Advisory Fee") as of September 30, 2011. The Board acknowledged that voluntary fee waivers could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Gross Advisory Fee, the combined Gross Advisory Fee and gross administration fee (together, the "Gross Management Fee"), the Gross Management Fee less waivers and/or reimbursements (the "Net Management Fee"), and the Fund's net total expenses with those of funds in the relevant expense group ("Expense Group") provided by an independent provider of investment company data. The Board also received and considered information comparing the Fund's net total expenses and Net Management Fee to the funds in the relevant Morningstar category ("Morningstar Category"). The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Morningstar Category.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the Expense Group and the Morningstar Category for the Fund.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Accordingly, the Board considered whether breakpoints in the Fund's advisory fee structure would be appropriate and reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include,

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to affiliates of Credit Suisse for co-administration and distribution services.

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The Net Management Fee was slightly above the median of the Expense Group, and the Gross Advisory Fee, the Gross Management Fee and net total expenses were below the median of the Expense Group. The Board considered the fees to be reasonable.

•  The Fund performance was below the median of the Expense Group for the year-to-date, one and five year periods ended September 30, 2011. However, the Fund outperformed the median of the Expense Group for the three year period. The Fund also outperformed its Morningstar Category average for the three and five year periods ended September 30, 2011, but underperformed for the year-to-date and one-year periods. Credit Suisse discussed the reasons for the Fund's underperformance. The Board indicated that it would continue to monitor the Fund's performance.

•  The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of,

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Commodity Return Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Commodity Return Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 1, 2012.

Credit Suisse Commodity Return Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

■  CREDIT SUISSE
CAYMAN COMMODITY FUND I, LTD.

for the Six Months Ended April 30, 2012
(unaudited)

Credit Suisse Cayman Commodity Fund I, Ltd.
Schedule of Investments
April 30, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (42.2%)
$15,000	Federal Farm Credit Bank#	(AA+, Aaa)	02/22/13	0.230	$15,011,925
24,000	Federal Farm Credit Bank#	(AA+, Aaa)	03/15/13	0.210	24,015,720
30,000	Federal Farm Credit Bank#	(AA+, Aaa)	05/03/13	0.300	30,035,640
14,770	Federal Farm Credit Bank#	(AA+, Aaa)	09/29/14	0.269	14,788,241
30,000	Federal Farm Credit Discount Notes	(AA+, Aaa)	09/24/12	0.129	29,990,280
15,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	05/01/12	0.100	15,000,000
60,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	05/23/12	0.110	59,995,967
50,000	Federal Home Loan Banks	(AA+, Aaa)	09/28/12	0.130	50,001,000
41,000	Federal Home Loan Banks	(AA+, Aaa)	03/08/13	0.280	41,019,188
10,000	Federal Home Loan Banks#	(AA+, Aaa)	04/05/13	0.320	9,996,700
27,000	Federal Home Loan Mortgage Corp.‡^^	(AA+, Aaa)	12/28/12	0.625	27,074,655
25,000	Federal Home Loan Mortgage Corp.#	(AA+, Aaa)	03/21/13	0.200	25,021,200
15,000	Federal National Mortgage Association#	(AA+, Aaa)	08/23/12	0.260	15,006,945
15,000	Federal National Mortgage Association#	(AA+, Aaa)	09/17/12	0.270	15,008,760
42,146	Federal National Mortgage Association‡	(AA+, Aaa)	02/26/13	0.750	42,330,768
25,000	Federal National Mortgage Association#	(AA+, Aaa)	11/08/13	0.211	25,014,400
25,000	Freddie Mac Discount Notes	(AA+, Aaa)	06/01/12	0.100	24,997,848
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $464,156,438)					464,309,237
UNITED STATES TREASURY OBLIGATIONS (15.4%)
25,000	United States Treasury Bills	(AA+, Aaa)	08/16/12	0.100	24,992,025
50,000	United States Treasury Bills	(AA+, Aaa)	08/23/12	0.112	49,983,400
25,000	United States Treasury Notes	(AA+, Aaa)	08/31/12	0.375	25,024,425
70,000	United States Treasury Notes^^	(AA+, Aaa)	01/31/13	0.625	70,243,390
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $170,227,669)					170,243,240
SHORT-TERM INVESTMENT (12.4%)
136,337	State Street Bank and Trust Co. Euro Time Deposit (Cost $136,337,000)		05/01/12	0.010	136,337,000
TOTAL INVESTMENTS AT VALUE (70.0%) (Cost $770,721,107)					770,889,477
OTHER ASSETS IN EXCESS OF LIABILITIES (30.0%)					329,774,548
NET ASSETS (100.0%)					$1,100,664,025

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Collateral segregated at broker.

^^  Collateral segregated for swap contracts.

#  Variable rate obligations — The interest rate is the rate as of April 30, 2012.

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Commodity Fund I, Ltd.
Statement of Assets and Liabilities
April 30, 2012 (unaudited)

Assets
Investments at value (Cost $770,721,107) (Note 2)	$770,889,477
Cash	892
Cash segregated at brokers for futures contracts and swap contracts	228,797,242
Unrealized appreciation on open swap contracts	101,639,202
Interest receivable	326,430
Total Assets	1,101,653,243
Liabilities
Administrative services fee payable (Note 3)	29,081
Variation margin payable (Note 2)	940,562
Other accrued expenses payable	19,575
Total Liabilities	989,218
Net Assets
Par value of participating shares (Note 4)	466,367
Paid-in capital (Note 4)	1,154,933,633
Undistributed net investment income	6,116,543
Accumulated net realized loss on investments, futures contracts and swap contracts	(134,682,460)
Net unrealized appreciation from investments, futures contracts and swap contracts	73,829,942
Net Assets	$1,100,664,025
Shares outstanding	466,366,540
Net asset value, offering price and redemption price per share	$2.36

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Commodity Fund I, Ltd.
Statement of Operations
For the Six Months Ended April 30, 2012 (unaudited)

Investment Income (Note 2)
Interest	$764,637
Expenses
Administrative services fees (Note 3)	62,926
Custodian fees	25,332
Audit fees	12,305
Legal fees	2,076
Miscellaneous expense	249
Total expenses	102,888
Net investment income	661,749
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized gain from investments	47,779
Net realized gain from futures contracts	28,787,009
Net realized loss from swap contracts	(368,571,687)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	46,111,631
Net realized and unrealized loss from investments, futures contracts and swap contracts	(293,625,268)
Net decrease in net assets resulting from operations	$(292,963,519)

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Commodity Fund I, Ltd.
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2012 (unaudited)	For the Year Ended October 31, 2011
From Operations
Net investment income	$661,749	$1,552,490
Net realized loss from investments, futures contracts and swap contracts	(339,736,899)	(41,586,412)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	46,111,631	9,146,143
Net decrease in net assets resulting from operations	(292,963,519)	(30,887,779)
From Capital Share Transactions (Note 4)
Proceeds from sale of shares	650,000,000	1,475,000,000
Net asset value of shares redeemed	(285,000,000)	(1,120,000,000)
Net increase in net assets from capital share transactions	365,000,000	355,000,000
Net increase in net assets	72,036,481	324,112,221
Net Assets
Beginning of period	1,028,627,544	704,515,323
End of period (including undistributed net investment income of $6,116,543 & $5,454,794, respectively)	$1,100,664,025	$1,028,627,544

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements
April 30, 2012 (unaudited)

Note 1. Organization

Credit Suisse Cayman Commodity Fund I, Ltd. (the "Fund") is organized as a Cayman Islands Company. The Fund intends to carry on the business of an investment company. The Fund's investment manager is Credit Suisse Asset Management, LLC ("Credit Suisse"). As of April 30, 2012, 100% of the Fund's participating shares were owned by Credit Suisse Commodity Return Strategy Fund (the "Parent Fund").

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Futures contracts are valued at the settlement prices established each day on the exchange on which they are traded and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract and are generally categorized as Level 2. Securities, swap and futures contracts and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

the Board of Directors to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$464,309,237	$—	$464,309,237
United States Treasury Obligations	—	170,243,240	—	170,243,240
Short-Term Investment	—	136,337,000	—	136,337,000
Other Financial Instruments*
Futures	(27,977,630)	—	—	(27,977,630)
Swaps	—	101,639,202	—	101,639,202
	$(27,977,630)	$872,528,679	$—	$844,551,049

*  Other financial instruments include futures, forwards and swap contracts.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended April 30, 2012, there were no transfers in and out of Level 1, Level 2 and Level 3.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows.

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

Fair Values of Derivative Instruments as of April 30, 2012

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Futures Contracts on Commodities	Variation margin receivable, Net Assets - Unrealized Appreciation	$—	Variation margin payable, Liabilities - Unrealized Depreciation	$27,977,630	*
Commodity Index Swaps	Net Assets - Unrealized Appreciation	101,639,202	Liabilities - Unrealized Depreciation	—
Total		$101,639,202		$27,977,630

*Includes cumulative appreciation/depreciation of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

Amount of Realized Gain (Loss) on Derivatives Recognized in Income Futures Contracts on Commodities	$28,787,009
Commodity Index Swaps	(368,571,687)
Total	$(339,784,678)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income Futures Contracts on Commodities	$(26,780,160)
Commodity Index Swaps	72,928,724
Total	$46,148,564

The notional amount of futures contracts and commodity index swaps at period end are reflected in the Notes to Financial Statements. The notional amounts of long and short open positions of futures contracts at each month end throughout the reporting period averaged approximately 9.8% of net assets of the Parent Fund. The notional amounts of open positions of commodity index swaps relative to the net assets of the Parent Fund is generally representative of open positions throughout the reporting period.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) INCOME TAXES — The Fund has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through June of 2027. No such taxes are levied in the Cayman Islands at the present time. The Fund is a Controlled Foreign

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

Corporation under U.S. tax laws and as such is not subject to U.S. income tax. Therefore, the Fund is not required to record a tax provision.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

deposit and subsequent payments may be required for a futures transaction. At April 30, 2012, the Fund had the following open futures contracts:

Contract Description	Notional Value	Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy	314,204,480	$(16,368,997)
Agriculture	107,524,500	(3,529,804)
		$(19,898,801)
Contracts to Sell
Energy	(309,215,180)	$(6,004,332)
Agriculture	(123,244,425)	(2,074,497)
		$(8,078,829)
Net unrealized appreciation (depreciation)		$(27,977,630)

H) SWAPS — The Fund may enter into commodity index swap contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into commodity index swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At April 30, 2012, the Fund had the following outstanding swap contracts:

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	$140,442,316	05/24/12	JPMorgan Chase	Commodity Index Return	Fee plus Treasury Bill Rate	$3,201,943
USD	$532,662,895	05/24/12	JPMorgan Chase	Commodity Index Return	Fee plus Treasury Bill Rate	10,003,196
USD	$59,482,969	05/24/12	BNP Paribas	Commodity Index Return	Fee plus Treasury Bill Rate	1,355,140
USD	$292,077,982	05/24/12	UBS	Commodity Index Return	Fee plus Treasury Bill Rate	5,481,747
USD	$430,511,497	05/24/12	UBS	Commodity Index Return	Fee plus Treasury Bill Rate	9,816,643
USD	$577,232,540	05/24/12	Barclays	Commodity Index Return	Fee plus Treasury Bill Rate	10,833,554
USD	$45,838,260	05/24/12	Barclays	Commodity Index Return	Fee plus Treasury Bill Rate	1,044,991
USD	$568,860,104	05/23/12	Morgan Stanley Captial Group	Commodity Index Return	Fee plus Treasury Bill Rate	13,674,502
USD	$121,862,676	05/23/12	Morgan Stanley Captial Group	Commodity Index Return	Fee plus Treasury Bill Rate	2,485,020
USD	$48,244,447	05/24/12	Morgan Stanley Captial Group	Commodity Index Return	Fee plus Treasury Bill Rate	905,853
USD	$617,765,920	05/24/12	Bank of America	Commodity Index Return	Fee plus Treasury Bill Rate	11,596,320
USD	$186,232,165	05/24/12	Bank of America	Commodity Index Return	Fee plus Treasury Bill Rate	4,246,518
USD	$95,338,045	05/24/12	Bank of America	Commodity Index Return	Fee plus Treasury Bill Rate	2,174,395
USD	$316,304,555	05/24/12	Societe Generale	Commodity Index Return	Fee plus Treasury Bill Rate	7,211,424
USD	$253,767,392	05/24/12	Societe Generale	Commodity Index Return	Fee plus Treasury Bill Rate	4,762,730
USD	$684,058,776	05/24/12	Citi	Commodity Index Return	Fee plus Treasury Bill Rate	12,845,226
						$101,639,202

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 2. Significant Accounting Policies

I) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse recognizes that it receives compensation for performing investment advisory services for the Parent Fund pursuant to a separate investment advisory agreement and agrees to receive no additional compensation for rendering its services to the Fund. For the six months ended April 30, 2012, there were no voluntary expense reimbursements.

SSB serves as administrator to the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets for each fund/ portfolio, subject to annual minimum fee. For the six months ended April 30, 2012, administrative services fees earned by SSB were $62,926.

Note 4. Capital Share Transactions

Transactions in capital shares of the Fund were as follows:

	For the Six Months Ended April 30, 2012		For the Year Ended October 31, 2011
	Shares	Value	Shares	Value
Shares sold	265,205,299	$650,000,000	345,958,842	$1,475,000,000
Shares redeemed	(100,103,382)	(285,000,000)	(191,674,809)	(1,120,000,000)
Net increase	165,101,917	$365,000,000	154,284,033	$355,000,000

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
April 30, 2012 (unaudited)

Note 5. Financial Highlights

The following represents the total return of the Fund for the six months ended April 30, 2012 and the year ended October 31, 2011, respectively. Total returns were calculated based upon the daily returns of the Fund during the periods represented. Total returns for periods less than one year are not annualized:

	For the Six Months Ended April 30, 2012 (unaudited)	For the Year Ended October 31, 2011
Total Return	(30.79)%	(28.81)%

The following represents certain financial ratios of the Fund for the periods noted. The computation of the net investment income and total expense ratios were based upon the daily net assets of the Fund during these periods. The calculations have been annualized for reporting purposes:

	For the Six Months Ended April 30, 2012 (unaudited)	For the Year Ended October 31, 2011
Ratio to Average Net Assets:
Net investment income	0.13%	0.17%
Total expenses (before expense reimbursement)	0.02%	0.05%
Total expenses (after expense reimbursement)	0.02%	0.00%

Note 6. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  COM-SAR-0412

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, One Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                    Not applicable.

(a)(2)                    The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                    Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	July 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	July 2, 2012

/s/ Thomas M. Sipp
Name:	Thomas M. Sipp
Title:	Chief Financial Officer
Date:	July 2, 2012